INTEREST-BEARING LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Interest-bearing Loans And Borrowings [Abstract]
Schedule of Borrowings
	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Current liabilities
Exchangeable senior notes	210	210
Senior secured term loan	108,015	-

Total current liabilities	108,225	210

	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Non-Current liabilities
Senior secured term loan	-	72,391
Derivative financial liability	3,320	1,658
Contingent liability (Note 29)	-	1,813
Convertible note	16,330	15,401

Total non-current liabilities	19,650	91,263

	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Non-Current assets
Derivative financial asset	249	166

Total non-current assets	249	166

Schedule of Exchangeable Notes Balance
	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Balance at January 1	(210)	(210)

Liability	(210)	(210)

Schedule Of Movement In Term Loan
	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Balance at January 1	(72,391)	(40,109)
Drawdowns under old loan (pre‑extinguishment)	(10,000)	(30,500)
Loan drawdown costs (pre‑extinguishment)	339	325
Payment-in-kind (PIK) Interest	(11,399)	(3,291)
Accretion interest (Note 6)	(2,646)	(2,355)
Non-cash loan modification gain	1,706	3,567
Extinguishment of old loan (IFRS 9 derecognition)	93,323	-
Initial recognition of new term loan	(101,947)	-
Loan drawdown under new term loan	(5,000)
Derivative financial asset at date of drawdown	-	(28)

Balance at December 31	(108,015)	(72,391)

Schedule of Derivative Financial Asset
	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Balance at January 1	166	178
Derivative financial asset at date of drawdown	-	28
Fair value adjustments in the period (old derivative)	(166)	(40)
Initial recognition of new derivative asset (call option)	249	-

Non-current asset at December 31	249	166

Schedule of Derivative Financial Liability
	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Balance at January 1	(1,658)	(526)
Derivative financial liability at date of drawdown	-	(1,066)
Fair value adjustments in the period	(179)	(66)
Recognition of new derivative liabilities (conversion options)	(1,483)	-

Non-current liability at December 31	(3,320)	(1,658)

Schedule of Term Loan And The 7-Year Convertible Notes
	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Balance at January 1	(15,401)	(14,542)
Accretion interest	(929)	(859)

Non-current liability at December 31	(16,330)	(15,401)